ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net (loss) income	$ (956,464)	$ (1,454,614)	$ 394,228
Other comprehensive (loss) income:
Other comprehensive (loss) income	(78,992)	20,394	48,734
Total comprehensive (loss) income	(876,427)	(1,256,021)	413,702
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(811,751)	(1,263,492)	373,173
Other comprehensive (loss) income:
Foreign currency translation adjustments	(64,676)	7,471	40,529
Other comprehensive (loss) income	(64,676)	7,471	40,529
Total comprehensive (loss) income	$ (876,427)	$ (1,256,021)	$ 413,702